Discontinued Operations - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2016	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture of business, net of cash divested				$ 0	$ 106,041	$ 0
Tax Lien Business | Propel | Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration	$ 144,400	$ 144,400
Proceeds from divestiture of business, net of cash divested	106,000
Divestiture of cash	$ 38,400
Loss on sale of discontinued operations, before income taxes		$ (3,000)	$ (2,000)	$ (322)	$ (1,679)	$ 0